Investments (Tables)	12 Months Ended
Dec. 31, 2015
Summary of Partnership's Investments

Summarized information for Spectrum Strategic’s investment in, and operations of BHM I, LLC, PGR Master Fund and MB Master Fund, as of and for the years ended December 31, 2015 and 2014, is as follows:

December 31, 2015

Investment	% of Spectrum Strategic Net Assets	Fair Value	Partnership’s Pro-rata Net Income (Loss)	Management Fees	Incentive Fees	Investment Objective	Redemptions Permitted

BHM I, LLC	15.9	$3,894,858	$(3,328,835)	$284,061	$-	Commodity Portfolio	Monthly

PGR Master Fund	50.7	12,442,510	104,616	n/a	n/a	Commodity Portfolio	Monthly

MB Master Fund	36.3	8,922,695	(536,287)	n/a	n/a	Commodity Portfolio	Monthly

December 31, 2014

	% of		Partnership’s
	Spectrum		Pro-rata
	Strategic	Fair	Net Income	Management	Incentive	Investment	Redemptions
Investment	Net Assets	Value	(Loss)	Fees	Fees	Objective	Permitted

BHM I, LLC	79.1	$28,236,607	$1,881,303	$619,883	$-	Commodity Portfolio	Monthly

PGR Master Fund	14.8	5,291,425	1,226,334	n/a	n/a	Commodity Portfolio	Monthly

MB Master Fund	9.8	3,502,992	68,634	n/a	n/a	Commodity Portfolio	Monthly

Income Statement Information of Investments

The tables below represent summarized Income Statement information for BHM I, LLC, PGR Master Fund and MB Master Fund for the years ended December 31, 2015, 2014 and 2013, respectively, to meet the requirements of Regulation S-X Rule 3-09:

		Net
	Investment	Investment	Total	Net
	Income	Income	Trading	Income
December 31, 2015	(Loss)	(Loss)	Results	(Loss)

BHM I, LLC	$-	$(3,875,220)	$(31,114,859)	$(34,990,079)
PGR Master Fund	4,505	(63,701)	362,309	298,608
MB Master Fund	5,090	(3,544,946)	(5,123,213)	(8,668,159)

		Net
	Investment	Investment	Total	Net
	Income	Income	Trading	Income
December 31, 2014	(Loss)	(Loss)	Results	(Loss)

BHM I, LLC	$-	$(6,707,413)	$11,593,435	$4,886,022
PGR Master Fund	1,816	(92,435)	2,790,730	2,698,295
MB Master Fund	41,225	(4,655,303)	7,309,353	2,654,050

		Net
	Investment	Investment	Total	Net
	Income	Income	Trading	Income
December 31, 2013	(Loss)	(Loss)	Results	(Loss)

BHM I, LLC	$2,258	$(6,908,153)	$10,136,795	$3,228,642
PGR Master Fund	12,279	(134,731)	8,544,764	8,410,033
MB Master Fund	92,224	(5,087,972)	14,221,096	9,133,124

Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member]
Summary of Total Assets, Liabilities and Capital

Summarized information for Spectrum Currency, reflecting the total assets, liabilities and capital of Cambridge Master Fund as of December 31, 2015 and 2014 and KR Master Fund as of December 31, 2014 (prior to its termination), is shown in the following tables.

	December 31, 2015
	Total Assets	Total Liabilities	Total Capital
Cambridge Master Fund	$73,013,433	$13,303,511	$59,709,922

	December 31, 2014
	Total Assets	Total Liabilities	Total Capital
KR Master Fund	$12,415,386	$12,415,386	$-
Cambridge Master Fund	39,046,641	48,456	38,998,185

Summary of Partnership's Investments

Summarized information for Spectrum Currency’s investment in, and operations of KR Master Fund and Cambridge Master Fund as of and for the years ended December 31, 2015 and 2014, is as follows:

December 31, 2015	% of Spectrum Currency Net Assets	Fair Value	Partnership’s Pro-rata Net Income (Loss)	Investment Objective	Redemption Permitted

Cambridge Master Fund	102.0	$13,537,489	$3,223,223	Commodity Portfolio	Monthly

December 31, 2014	% of Spectrum Currency Net Assets	Fair Value	Partnership’s Pro-rata Net Income (Loss)	Investment Objective	Redemption Permitted

Cambridge Master Fund	89.3	$12,289,754	$2,777,719	Commodity Portfolio	Monthly

KR Master Fund	-	-	156,507	Commodity Portfolio	Monthly

Income Statement Information of Investments

The tables below represent summarized income statement information for Cambridge Master Fund for the years ended December 31, 2015, 2014 and 2013 and KR Master Fund for the years ended December 31, 2014 and 2013, to meet the requirements of Regulation S-X Rule 3-09:

December 31, 2015	Investment Income (Loss)	Net Investment Income (Loss)	Total Trading Results	Net Income (Loss)

Cambridge Master Fund	$12,853	$(86,844)	$9,062,618	$8,975,774

December 31, 2014	Investment Income (Loss)	Net Investment Income (Loss)	Total Trading Results	Net Income (loss)

Cambridge Master Fund	$6,641	$(154,743)	$9,610,031	$9,455,288
KR Master Fund	3,785	(159,030)	893,723	734,693

December 31, 2013	Investment Income (Loss)	Net Investment Income (Loss)	Total Trading Results	Net Income (loss)

Cambridge Master Fund	$9,306	$(66,302)	$3,166,855	$3,100,553
KR Master Fund	25,093	(281,565)	(5,175,049)	(5,456,614)

Morgan Stanley Smith Barney Spectrum Technical L.P. [Member]
Summary of Total Assets, Liabilities and Capital

Summarized information for Spectrum Technical, reflecting the total assets, liabilities and capital of SECOR Master Fund as of December 31, 2015 and Blackwater Master Fund as of December 31, 2014, is shown in the following tables:

	December 31, 2015
	Total Assets	Total Liabilities	Total Capital
SECOR Master Fund	$50,962,450	$464,928	$50,497,522

	December 31, 2014
	Total Assets	Total Liabilities	Total Capital
Blackwater Master Fund	$24,973,305	$43,208	$24,930,097

Summary of Partnership's Investments

Summarized information for Spectrum Technical’s investment in, and operations of Blackwater Master Fund and SECOR Master Fund as of and for the years ended December 31, 2015 and 2014 is shown in the following tables:

	% of		Partnership’s
	Spectrum		Pro-rata
	Technical	Fair	Net Income	Investment	Redemption
December 31, 2015	Net Assets	Value	(Loss)	Objective	Permitted

Blackwater Master Fund (1)	-	$-	$(26,849)	Commodity Portfolio	Monthly

SECOR Master Fund	30.45	27,517,405	855,249	Commodity Portfolio	Monthly
	% of		Partnership’s
	Spectrum		Pro-rata
	Technical	Fair	Net Income	Investment	Redemption
December 31, 2014	Net Assets	Value	(Loss)	Objective	Permitted

Blackwater Master Fund	15.5	$16,901,955	$(138,777)	Commodity Portfolio	Monthly

(1)       From January 1, 2015 through September 30, 2015, the date Spectrum Technical fully redeemed its interest in Blackwater Master Fund.

Income Statement Information of Investments

The tables below represent summarized income statement information for Blackwater Master Fund for the period from January 1, 2015 through September 30, 2015 (termination of operations of Blackwater Master Fund), and for the years ended December 31, 2014 and 2013 and for SECOR Master Fund for the year ended December 31, 2015, respectively, to meet the requirements of Regulation S-X Rule 3-09:

		Net	Total	Net
	Investment	Investment	Trading	Income
December 31, 2015	Income (Loss)	Income (Loss)	Results	(Loss)

Blackwater Master Fund	$1,120	$(39,750)	$87,198	$47,448
SECOR Master Fund	12,458	(396,486)	2,605,734	2,209,248

		Net	Total	Net
	Investment	Investment	Trading	Income
December 31, 2014	Income (Loss)	Income (Loss)	Results	(Loss)

Blackwater Master Fund	$7,048	$(72,105)	$(545,462)	$(617,567)

		Net	Total	Net
	Investment	Investment	Trading	Income
December 31, 2013	Income (Loss)	Income (Loss)	Results	(Loss)

Blackwater Master Fund	$28,776	$(89,483)	$886,883	$797,400